Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 8,945	$ 10,099
Short terms deposits	8,096	3,047
Accounts receivable	1,372	60
Inventory	504	630
Other current assets	432	281
Total current assets	19,349	14,117
NON-CURRENT ASSETS:
Contract fulfillment assets	1,256	1,495
Property and equipment, net	477	648
Operating lease right-of-use assets	1,380	307
Severance pay asset	271	328
Other non-current assets	96
Total non-current assets	3,480	2,778
TOTAL ASSETS	22,829	16,895
CURRENT LIABILITIES:
Accounts payable	287	297
Contract liabilities - short term	527	1,426
Operating lease liabilities - short term	470	199
Accrued compensation expenses	546	365
Other current liabilities	211	214
Total current liabilities	2,082	2,559
NON-CURRENT LIABILITIES:
Contract liabilities - long term	1,795	2,218
Operating lease liabilities - long term	856	64
Liability for severance pay	261	268
Other non-current liabilities	28
Total non-current liabilities	2,940	2,550
TOTAL LIABILITIES	5,022	5,109
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 300,000,000 shares authorized as of December 31, 2023 and December 31, 2022, 10,443,768 and 7,121,737 shares issued and outstanding as of December 31, 2023 and December 31, 2022	10	7
Additional paid-in capital	52,004	36,541
Accumulated deficit	(34,207)	(24,762)
TOTAL SHAREHOLDERS’ EQUITY	17,807	11,786
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	22,829	16,895
Related Party [Member]
CURRENT LIABILITIES:
Related parties	$ 41	$ 58